Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
Dec. 31, 2012 item
Summary of Significant Accounting Policies
Number of take-offs and landings per cycle	1
Inventory
Minimum holding period for classifying as excess inventory	4 years
Carrying value, excess inventory	$ 0
Passenger aircraft
Summary of significant accounting policies
Estimated useful life	25 years